Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Cash and cash equivalents, Carrying Amount	$ 130,394	$ 175,246	$ 432,186
Short-term investments, Carrying Amount	1,457	1,617
Loan receivable, Carrying Amount	1,075	911
Patent finance obligations, Carrying Amount	52,032
Foreign exchange contracts, Fair Value	32,000
Hierarchy Level 1 [Member]
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Cash and cash equivalents, Carrying Amount	130,394	175,246
Short-term investments, Carrying Amount	1,457	1,617
Cash and cash equivalents, Fair Value	130,394	175,246
Short-term investments, Fair Value	1,457	1,617
Hierarchy Level 2 [Member]
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Loan receivable, Carrying Amount	1,075	911
Patent finance obligations, Carrying Amount	52,032	5,217
Foreign exchange contracts, Carrying Amount	(668)
Loan receivable, Fair Value	1,075	911
Patent finance obligations, Fair Value	52,032	5,217
Foreign exchange contracts, Fair Value	$ (668)